SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
Yueshang Information Technology (Beijing) Co., Ltd. ("YITB") [Member]
Attributable Equity Interest	100.00%
Place Of Incorporation	P.R.C.
Utour Pte Ltd [Member]
Attributable Equity Interest	100.00%
Place Of Incorporation	Singapore
WeTrade Information Technology Limited [Member]
Attributable Equity Interest	100.00%
Place Of Incorporation	Hong Kong
Tibet XiaoShang Technology Co Limited (Tibet Xiaoshang) [Member]
Attributable Equity Interest	100.00%
Place Of Incorporation	P.R.C
Yueshang Group Network (Hunan) Co., Limited ("Yueshang Hunan") [Member]
Attributable Equity Interest	100.00%
Place Of Incorporation	P.R.C
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited ("Yueshang Hainan") [Member]
Attributable Equity Interest	100.00%
Place Of Incorporation	P.R.C